Investments in equity-accounted associates and joint ventures (Tables)	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures
The following table provides the summarized aggregate financial information related to our proportionate interest in the equity-accounted joint ventures:

$ millions, for the year ended October 31	2020	2019	2018
Net income	$67	$88	$106
OCI	43	45	(12)
Total comprehensive income	$110	$133	$94

Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-accounted Associates
The following table provides the summarized aggregate financial information related to our proportionate interest in equity-accounted associates:

$ millions, for the year ended October 31	2020	2019	2018
Net income	$12	$4	$15
OCI	1	(1)	(7)
Total comprehensive income	$13	$3	$8